Fair Value Measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1
Fair value measurement
Equity investments with readily determinable fair values	¥ 1,467	¥ 2,346
Level 2
Fair value measurement
Short-term investments		¥ 41,221